UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

The NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum Street Suite 120

Syracuse, New York 13204

(Address of principal executive offices)

(Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

507 Plum Street Suite 120

Syracuse, New York 13204

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	NYSA Fund
	Schedule of Investments
	December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCK - 87.34%

Bankbooks - 2.23%
4,000	Deluxe Corp.	$ 59,160

Beverages - 10.29%
4,500	Pepsico, Inc.	273,600

Canned Fruit & Vegetable Preserves - 6.97%
3,000	JM Smucker Co.	185,250

Cookies & Crackers - 2.25%
1,500	J & J Snack Food Corp.	59,940

Electric Services - 5.10%
1,592,000	McKenzie Bay International Ltd. *	65,272
1,000,000	McKenzie Bay International Ltd. + *	55,000
10,000	US Geothermal, Inc. *	15,300
		135,572
Electronic Lighting & Wiring Equipment - 1.23%
1,000	Azz, Inc. *	32,700

Food & Kindred Products - 5.19%
23,000	Smart Balance, Inc. *	138,000

Hazardous Waste Management - 0.22%
2,000	TRC Co., Inc. *	5,980

Industrial Organic Chemicals - 0.09%
20,000	Global Green Solutions, Inc. *	2,400

Instruments For Measuring Electricity - 0.50%
10,000	Adher Test Systems *	13,200

Miscellaneous Electrical Machinery - 1.05%
7,000	Advanced Battery Technologies, Inc. *	28,000

Miscellaneous Plastic Products - 0.27%
5,000	Lightwave Logic, Inc. *	7,150

Motor & Generators - 0.14%
3,000	Raser Technologies, Inc. *	3,720

Newspapers, Printing & Publishing - 0.03%
3,900	Gatehouse Media, Inc. *	780

Oil & Gas Field Machinery & Equipment - 2.69%
6,500	Bolt Technology Corp. *	71,630

Oil & Gas Field Exploration Services - 0.05%
400,000	Black Dragon Resources Co. *	1,360

Ordnance & Accessories - 3.08%
20,000	Smith & Wesson Holding Corp. *	81,800

Perfumes & Cosmetics - 0.00%
36,500	Tasker Products Corp. *	33

Pharmaceutical Preparations - 13.11%
4,000	Acadia Pharmaceuticals, Inc. *	5,280
2,000	Johnson & Johnson	128,820
4,500	Lilly, Eli & Co.	160,695
23,000	Sciclone Pharmaceuticals, Inc. *	53,590
		348,385
Radio & TV Broadcasting Equipment - 0.83%
7,000	Relm Wireless Corp. *	21,980

Retail Eating - 8.71%
500	Chipotle Mexican Grill, Inc. *	44,080
3,000	McDonalds Corp.	187,320
		231,400
Secondary Smelting Non Ferrous Metals - 2.96%
16,000	Metalico, Inc. *	78,720

Semiconductors & Related Devices - 0.52%
2,500	GT Solar International, Inc. *	13,900

Services - Business Services - 0.77%
2,000	Shanda Games Ltd. *	20,380

Software - 0.08%
220,000	Nibex, Inc. * +	2,200

Special Industry Machinery - 0.01%
210,000	Surfect Holding, Inc. *	252

Sugar & Confectionery Products - 1.08%
800	Hershey Co.	28,632

Surgical & Medical Instruments - 11.63%
8,000	Accuray, Inc. *	44,880
8,000	Inovio Biomedical Corp. *	9,120
84,332	Transluminal Technologies, LLC *	252,996
1,400	Uroplasty, Inc. *	2,100
		309,096
Telephone Communications (No Radio Telephone) - 3.02%
3,000	Frontier Communications Corp.	23,430
2,500	Neutral Tandem, Inc. *	56,875
		80,305
Unknown - 1.68%
1,500	Nintendo Co. Ltd. *	44,730

Wholesale Industrial Machinery & Equipment - 1.48%
3,000	DXP Enterprises, Inc. *	39,210

X-Ray Apparatus & Tubes & Related Irradiation Aparatus - 0.08%
3,000	Imaging3, Inc. *	2,190

TOTAL FOR COMMON STOCK (Cost $2,590,544) - 87.34%		$ 2,321,655

CLOSED END MUTUAL FUNDS - 0.53%
40,000	Universal Capital Management, Inc. *	$ 14,000

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $29,033) - 0.53%		$ 14,000

EXCHANGE TRADED FUNDS - 1.32%
1,000	Proshares Ultra Short S&P 500	35,050

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $39,820) - 1.32%		$ 35,050

OTHER INVESTMENTS - NOTES RECEIVABLE - 2.62%
69,667	Espsco LLC + *	69,667

TOTAL FOR OTHER INVESTMENTS - NOTES RECEIVABLE (Cost $69,667) - 2.62%		$ 69,667

SHORT TERM INVESTMENTS - 7.48%
198,892	Huntington U.S. Treasury Money Market IV 0.01% ** (Cost $198,892)	198,892

TOTAL INVESTMENTS (Cost $2,927,956) - 99.29%		$ 2,639,264

OTHER ASSETS LESS LIABILITIES - 0.71%		18,900

NET ASSETS - 100.00%		$ 2,658,164

+ Restricted Security
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.

NOTES TO FINANCIAL STATEMENTS
NYSA Fund
1. SECURITY TRANSACTIONS
At December 31, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,927,956 amounted to $288,693, which consisted of aggregate gross unrealized appreciation of
$175,263 and aggregate gross unrealized depreciation of $463,956.

2. SECURITY VALUATIONS

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of December 31, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,321,655	$0	$0	$2,321,655
Exchange Traded Funds	$35,050	$0	$0	$35,050
Notes Receivable	$69,667			$69,667
Closed End Funds	$14,000	$0	$0	$14,000
Cash Equivalents	$198,892	$0	$0	$198,892
Total	$2,639,264	$0	$0	$2,639,264

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The NYSA Fund

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date  February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date February 26, 2010

By /s/Daniel F. Raite

*Daniel F. Raite

Chief Financial Officer

Date February 26, 2010

* Print the name and title of each signing officer under his or her signature.